Issued capital and reserves (Details)	Dec. 31, 2025 segment shares	Dec. 31, 2024 shares
Disclosure Of Issued Capital And Reserves [Abstract]
Number of classes of common stock | segment	1
Number of shares authorized for issuance (in shares)	184,362,465	175,362,465
Number of shares outstanding (in shares)	184,362,465	175,362,465